Dividends	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Dividends
9. Dividends

	2022		2021		2020
Paid during the year	cents per share	$m	cents per share	$m	cents per share	$m
Final (declared for previous year)	85.9	154	–	–	–	–
Interim	43.9	79	–	–	–	–
	129.8	233	–	–	–	–
The final dividend in respect of 2022 of 94.5¢ per ordinary share (amounting to $165m) is proposed for approval at the AGM on 5 May 2023.